Business combination agreement - Fair value of deemed shares issued (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 03, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Sep. 30, 2021 USD ($) item $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 02, 2021 $ / shares	Apr. 25, 2021 $ / shares	Sep. 30, 2020 € / shares
Disclosure of detailed information about business combination [line items]
Share Exchange Ratio | item				46.06
Price per share | (per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 1	€ 0.0001
Profit / (loss) for the year | $		$ 651,973	$ 1,037,565	$ (271,729,101)	$ (568,319)
Business Combination Agreement
Disclosure of detailed information about business combination [line items]
Number of ordinary shares agreed to subscribe	90,000,000
Shares issued	90,000,000
Arqit Limited
Disclosure of detailed information about business combination [line items]
Profit / (loss) for the year | $		$ 651,973
Arqit Limited | Business Combination Agreement
Disclosure of detailed information about business combination [line items]
Share Exchange Ratio | item				46.06
Number of shares issued as incentive		1,825,096		1,825,096
Exchanged for shares in the Company in reverse acquisition	1,954,174
Fair value of the shares issued | $	$ 223,517,945
Number of deemed shares issued representing same percentage of equity interest acquired	485,326
Centricus Acquisition Corp. | Business Combination Agreement
Disclosure of detailed information about business combination [line items]
Number of ordinary shares for each ordinary share held		1		1
Number of warrants for each warrant held		1		1
Number of shares purchased prior to merger		2,200,000		2,200,000
Consideration for shares purchased prior to merger | $		$ 22,000,000		$ 22,000,000
Centricus Acquisition Corp. | Subscription Agreements
Disclosure of detailed information about business combination [line items]
Number of ordinary shares agreed to subscribe				7,100,000
Price per share | $ / shares		$ 10.00		$ 10.00
Gross proceeds | $				$ 71,000,000
Shares issued				7,100,000